Derivatives (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 21, 2023
Derivatives (Details) [Line Items]
Common Stock, Shares, Issued (in Shares)	81,074,842		81,074,842		80,744,354	65,828,862
Gain (Loss) on Sale of Derivatives	$ 38,914	$ 185,011	$ 107,774	$ 185,011	$ (197,886)	$ 142,698
Warrant [Member]
Derivatives (Details) [Line Items]
Gain (loss) of market value					$ 197,886	$ 142,698
Warrant [Member] | Kips Bay Select LP and Cyber One, LTD [Member]
Derivatives (Details) [Line Items]
Common Stock, Shares, Issued (in Shares)							3,846,154
Collectively shares of common stock shares issued (in Shares)							7,692,308